Accounts Receivable and Accrued Revenues	12 Months Ended
Dec. 31, 2017
Trade And Other Current Receivables [Abstract]
Accounts Receivable and Accrued Revenues

15. ACCOUNTS RECEIVABLE AND ACCRUED REVENUES

As at December 31,	2017	2016

Accruals	1,379	1,606
Prepaids and Deposits	64	127
Partner Advances	94	-
Note Receivable From Partner (1)	-	50
Trade	193	29
Joint Operations Receivables	51	11
Other	49	15
	1,830	1,838
(1)	Note receivable from partner was interest bearing at a rate of 1.6783 percent per annum.